Derivative Liabilities	6 Months Ended
Jun. 30, 2013
Derivative Liabilities [Abstract]
Derivative Liabilities

Derivative Liabilities

            The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks.  However, fair value accounting requires bifurcation of certain embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement at their fair value for accounting purposes.  The conversion feature embedded in the Series C convertible preferred stock was evaluated, and it was determined that the conversion features should be bifurcated from its host instrument and accounted for as a freestanding derivative.  In addition the common stock warrants issued with the Series C convertible preferred stock were also determined to be freestanding derivatives. The following table summarizes our derivative liabilities at June 30, 2013 and December 31, 2012 (dollars in thousands):

	June 30,	December 31,
	2013	2012
Series C preferred embedded derivative	$6,588	$7,205
Warrant derivative	7,527	8,730
Derivative liabilities, at fair value	$14,115	$15,935

            The amendment to the Company’s articles of incorporation,  setting forth the terms of the Series C convertible preferred stock, the host instrument, includes an antidilution provision that requires an adjustment in the common stock conversion ratio  should subsequent issuances of the Company’s common stock be issued below the instruments’ original conversion price of $8.00 per share.  Accordingly we bifurcated the embedded conversion feature which is shown as a derivative liability recorded at fair value on the accompanying consolidated balance sheets as of June 30, 2013 and December 31, 2012.

            The agreement setting forth the terms of the common stock warrants issued to the holders of the Series C convertible preferred stock also includes an antidilution provision that requires a reduction in the warrant’s exercise price of $9.60 should the conversion ratio of the Series C convertible preferred stock be adjusted due to antidilution provisions. Accordingly, the warrants do not qualify for equity classification, and, as a result, the fair value of the derivative is shown as a derivative liability on the accompanying consolidated balance sheets as of June 30, 2013 and December 31, 2012.